Leases (Details) - Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet [Abstract]
Operating lease right-of-use assets	$ 954,771	$ 147,099
Operating lease liabilities – current	293,040	120,418
Operating lease liabilities – noncurrent	556,674
Total operating lease liabilities	$ 849,714	$ 120,418